EQUITY-ACCOUNTED INVESTMENTS - Schedule of Ownership Interests and Carrying Value of Joint Ventures (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of associates [line items]
Equity-accounted investments	$ 3,714	$ 4,087
Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	3,714	4,087
Hydroelectric | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 431	$ 517
Hydroelectric | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	22.00%	22.00%
Hydroelectric | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Wind | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 840	$ 1,016
Wind | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	21.00%	25.00%
Wind | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Utility-scale solar | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 1,288	$ 1,398
Utility-scale solar | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	21.00%	25.00%
Utility-scale solar | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	65.00%	65.00%
Distributed energy & storage | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 567	$ 597
Distributed energy & storage | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	13.00%	13.00%
Distributed energy & storage | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	82.00%	67.00%
Sustainable solutions | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 588	$ 559
Sustainable solutions | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	4.00%	4.00%
Sustainable solutions | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	67.00%	67.00%